Recent accounting pronouncements	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent pronouncements
4.	Recent pronouncements:
In June 2016, the FASB issued ASU
2016-13,
“Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, which removes the thresholds that companies apply to measure credit losses on financial instruments measured at amortized cost, such as loans, receivables, and held-to-maturity
debt securities. Under current guidance, companies generally recognize credit losses when it is probable that the loss has been incurred. The revised guidance will remove all recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that the company expects to collect over the instrument’s contractual life. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning January 1, 2023. The Company does not expect the guidance to have a material impact on its consolidated financial statements.